Convertible Notes Payable (Details Narrative) - USD ($)																												1 Months Ended						12 Months Ended
	Nov. 27, 2017	Nov. 23, 2017	Nov. 14, 2017	Nov. 01, 2017	Oct. 30, 2017	Sep. 14, 2017	Aug. 17, 2017	Jul. 24, 2017	Jul. 21, 2017	Jun. 08, 2017	Apr. 07, 2017	Apr. 06, 2017	Mar. 22, 2017	Mar. 20, 2017	Mar. 20, 2017	Mar. 15, 2017	Mar. 14, 2017	Feb. 24, 2017	Feb. 22, 2017	Feb. 17, 2017	Feb. 16, 2017	Feb. 13, 2017	Jan. 20, 2017	Nov. 21, 2016	Jul. 11, 2016	May 09, 2016	Jan. 06, 2016	Mar. 28, 2017	Dec. 30, 2016	Nov. 30, 2016	Aug. 16, 2016	Jun. 27, 2016	May 25, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Proceeds from convertible notes																																		$ 784,000	$ 1,533,000	$ 6,489,000
Common stock issued for convertible notes, value																																		2,507,000	2,971,000	9,282,000
Amortization of debt discount																																		807,000	1,550,000	$ 3,515,000
Sichenzia Ross Friedman Ference Llp [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																										8.00%
Proceeds from convertible notes																										$ 137,000
Debt instrument, payment terms																										Twelve months
Conversion of stock description																										The holder, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																										The conversion price is the lower of (i) $3,000 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Common stock issued for convertible notes, value												$ 137,000
Common stock issued for convertible notes, shares												822
Alpha Capital Anstalt [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																											8.00%
Proceeds from convertible notes																											$ 250,000
Debt instrument, payment terms																											Twelve months
Conversion of stock description																											The investor is subject to the restrictions of Rule 144 promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																											The conversion price is 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Net balance outstanding amount																																		153,000
Sichenzia Ross Ference Kesner Llp [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																									8.00%
Proceeds from convertible notes																									$ 100,000
Debt instrument, payment terms																									Twelve months
Conversion of stock description																									The holder, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																									The conversion price is the lower of (i) $100 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Common stock issued for convertible notes, value												$ 137,000
Common stock issued for convertible notes, shares												822
Net balance outstanding amount																																		71,000
Anyland Travel Ltd [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																															8.00%
Proceeds from convertible notes																															$ 30,000
Debt instrument, payment terms																															Twelve months
Conversion of stock description																															The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																															The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Common stock issued for convertible notes, shares																					3
Net balance outstanding amount																					$ 30,000
M Dalakos I Fassolis N Theofanopoulos And Partners Law Firm [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																															8.00%
Proceeds from convertible notes																															$ 108,000
Debt instrument, payment terms																															Twelve months
Conversion of stock description
The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description
The conversion price is the lower of (i) $232.5 and (ii) 75% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.

Common stock issued for convertible notes, shares														108
Net balance outstanding amount																																		2,600
Yes Properties Inc [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																															8.00%
Proceeds from convertible notes																															$ 35,000
Debt instrument, payment terms																															Twelve months
Conversion of stock description
The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description
The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the fifteen prior trading days. Upon written notice, during the first 39 days the Company may prepay the note to 125% of principal plus interest.

Percentage of conversion stock																															60.00%
Common stock issued for convertible notes, shares																35
Net balance outstanding amount																																		$ 31,000
Crown Bridge Partners, Llc [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																					6.00%												6.00%
Proceeds from convertible notes																					$ 45,000												$ 55,000
Notes being amount																					$ 5,000
Debt instrument, payment terms																					Twelve months												Twelve months
Conversion of stock description

The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.

																																	The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description

The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 120% of principal plus interest (during days 1-60) to 145% of principal plus interest (during days 121-180).

																																	Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 120% of principal plus interest (during days 1-60) to 145% of principal plus interest (during days 121-180).
Percentage of conversion stock																					60.00%												60.00%
Common stock issued for convertible notes, value	$ 45,000					$ 55,000
Common stock issued for convertible notes, shares	224,941					2,079
Marine Plus [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																																8.00%
Proceeds from convertible notes																																$ 60,000
Debt instrument, payment terms																																Twelve months
Conversion of stock description																																The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																																Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Marine Plus & APG Capital Holdings, LLC [Member]
Short-term Debt [Line Items]
Common stock issued for convertible notes, value																			$ 45,000
Common stock issued for convertible notes, shares																																		18
Mts Holdings [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																													8.00%
Proceeds from convertible notes																													$ 100,000
Debt instrument, payment terms																													Twelve months
Conversion of stock description
The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description
The conversion price is the lesser of (i) $199,500 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion, provided, however, that the total number of shares of Common Stock issuable upon conversion of the note shall not exceed 225,225. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

Net balance outstanding amount																																		$ 85,000
Adar Bays Llc [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																														8.00%
Proceeds from convertible notes																														$ 100,000
Notes being amount																														$ 25,000
Debt instrument, payment terms																														Twelve months
Conversion of stock description
The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description
The conversion price is 58% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).

Percentage of conversion stock																														58.00%
Common stock issued for convertible notes, shares		25
Net balance outstanding amount																																		18,000
APG Capital Holdings, LLC [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																								12.00%
Proceeds from convertible notes																								$ 32,000
Debt instrument, payment terms																								Twelve months
Conversion of stock description

The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note to 150% of principal plus interest.

Percentage of conversion stock																								65.00%
Net balance outstanding amount																																		32,000
APG Capital Holdings, LLC [Member] | Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																			10.00%
Proceeds from convertible notes																			$ 37,000
Debt instrument, payment terms																			Twelve months
Conversion of stock description

The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price is 46% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note to 150% of principal plus interest.

Percentage of conversion stock																			46.00%
Net balance outstanding amount																																		15,000
Amortization of debt discount																			$ 3,600
Crede CG III, Ltd [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																								8.00%
Proceeds from convertible notes																								$ 50,000
Debt instrument, payment terms																								Twelve months
Conversion of stock description

The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).

Percentage of conversion stock																								65.00%
Net balance outstanding amount																																		50,000
LG CAPITAL FUNDING, LLC [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																							8.00%
Proceeds from convertible notes																							$ 45,000
Debt instrument, payment terms																							Twelve months
Conversion of stock description

The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).

Percentage of conversion stock																							65.00%
Net balance outstanding amount																																		45,000
Lg Capital Funding, Llc & M. DALAKOS - I. FASSOLIS - N. THEOFANOPOULOS [Member]
Short-term Debt [Line Items]
Net balance outstanding amount														$ 108,000	$ 108,000
Jabro Funding Corp [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																						12.00%
Proceeds from convertible notes																						$ 93,000
Debt instrument, payment terms																						Twelve months
Conversion of stock description

Rule 144 promulgated under the 1933 Act. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price is the 58% of the average of the lowest three trading prices of the Company’s common stock on any trading day during the ten trading days prior to the conversion. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 115% of principal plus interest (during days 1-30) to 140% of principal plus interest (during days 151-180).

Percentage of conversion stock																						58.00%
Net balance outstanding amount																																		88,000
Brighton Capital Ltd [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																				8.00%
Proceeds from convertible notes																				$ 68,000
Debt instrument, payment terms																				Twelve months
Conversion of stock description

Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price is the lower of (i) $0.02 and (ii) 65% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.

Percentage of conversion stock																				65.00%
Net balance outstanding amount																																		68,000
APG Capital Holdings, LLC [Member]
Short-term Debt [Line Items]
Proceeds from convertible notes																			$ 45,000
Net balance outstanding amount																																		18,000
OAKMORE OPPORUTNITY FUND I, LP [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																		8.00%
Proceeds from convertible notes																		$ 50,000
Debt instrument, payment terms																		Twelve months
Conversion of stock description

The investor is subject to the restrictions of Rule 144 promulgated under the 1933 Act and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price is the 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

Percentage of conversion stock																		60.00%
Net balance outstanding amount																																		36,000
SICHENZIA ROSS FERENCE KESNER LLP [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																	8.00%
Proceeds from convertible notes																	$ 47,000
Debt instrument, payment terms																	Twelve months
Conversion of stock description

The holder, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price is the lower of (i) $0.06 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.

Percentage of conversion stock																	60.00%
Net balance outstanding amount																																		47,000
MARINE PLUS S.A [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																8.00%
Proceeds from convertible notes																$ 72,000
Debt instrument, payment terms																Twelve months
Conversion of stock description

The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price is the lower of (i) $0.403 (as adjusted for stock splits, stock dividends, stock combinations or other similar transactions) and (ii) the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

Net balance outstanding amount																																		72,000
Yoshar Trading LLC [Member]
Short-term Debt [Line Items]
Proceeds from convertible notes																$ 35,000
Notes being amount																$ 40,000
Net balance outstanding amount																																		31,000
L.G. CAPITAL FUNDING, LLC [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes															8.00%
Proceeds from convertible notes															$ 45,000
Debt instrument, payment terms															Twelve months
Conversion of stock description

The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).

Net balance outstanding amount																																		45,000
E. STAVROPOULOS & CO O.E [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes													8.00%
Proceeds from convertible notes													$ 22,000
Debt instrument, payment terms													Twelve months
Conversion of stock description

The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price is the lower of (i) $0.2394 (as adjusted for stock splits, stock dividends, stock combinations or other similar transactions) and (ii) the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

Common stock issued for convertible notes, value										$ 22,000
Common stock issued for convertible notes, shares										1,220
CERBERUS FINANCE GROUP LTD [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																												8.00%
Proceeds from convertible notes																												$ 25,000
Debt instrument, payment terms																												Twelve months
Conversion of stock description

The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the fifteen prior trading days. Upon written notice, during the first 39 days the Company may prepay the investor in cash, for 125% of any outstanding principal and interest remaining on the note.

Percentage of conversion stock																												60.00%
Net balance outstanding amount																																		25,000
GS Capital Partners [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes											10.00%
Proceeds from convertible notes											$ 30,000
Debt instrument, payment terms											Twelve months
Conversion of stock description

The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note at 150% of principal plus interest.

Percentage of conversion stock											60.00%
Common stock issued for convertible notes, value			$ 30,000
Common stock issued for convertible notes, shares			100,777
L.G. CAPITAL FUNDING, LLC [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes									8.00%
Proceeds from convertible notes									$ 79,000
Notes being amount									$ 39,500
Debt instrument, payment terms									Twelve months
Conversion of stock description

The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price for both Notes is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. The second back end note has been cancelled.

Percentage of conversion stock									60.00%
Net balance outstanding amount																																		39,500
ADAR BAYS, LLC [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes								8.00%
Proceeds from convertible notes								$ 39,500
Debt instrument, payment terms								Twelve months
Conversion of stock description

The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price for both Notes is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. The second back end note has been cancelled.

Percentage of conversion stock								65.00%
Net balance outstanding amount																																		39,500
L.G. CAPITAL FUNDING, LLC [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes							8.00%
Proceeds from convertible notes							$ 75,000
Notes being amount							$ 37,500																												$ 0
Debt instrument, payment terms							Twelve months
Conversion of stock description

The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price for both Notes is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’.s shares are traded, for the twenty prior trading days. The second back end note has been cancelled.

Percentage of conversion stock							65.00%
Net balance outstanding amount																																		37,500
Power Up Lending Group [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes					12.00%
Proceeds from convertible notes					$ 5,000
Debt instrument, payment terms					Twelve months
Conversion of stock description

Rule 144 promulgated under the 1933 Act. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price is the 50% of the lowest one trading price of the Company’s common stock on any trading day during the twenty trading days prior to the conversion. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 115% of principal plus interest (during days 1-30) to 140% of principal plus interest (during days 151-180).

Percentage of conversion stock					50.00%
Net balance outstanding amount																																		5,000
Power Up Lending Group [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes				12.00%
Proceeds from convertible notes				$ 58,000
Notes being amount																																		1,624,000
Debt instrument, payment terms				Twelve months
Conversion of stock description

The restrictions of Rule 144 promulgated under the 1933 Act. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.

Conversion of stock payment description

The conversion price is the 58% of the average of the lowest three trading prices of the Company’s common stock on any trading day during the ten trading days prior to the conversion. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 115% of principal plus interest (during days 1-30) to 140% of principal plus interest (during days 151-180).

Percentage of conversion stock				58.00%
Net balance outstanding amount																																		$ 58,000